UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.8%‡	Shares	Value
CONSUMER DISCRETIONARY — 12.3%
Amazon.com *	26,918	$47,845,130
Comcast, Cl A	435,217	15,572,064
Dollar General	97,150	9,535,272
Expedia Group	107,401	14,374,550
Home Depot	78,256	15,457,125
TJX	102,829	10,001,149
VF	118,582	10,917,845

		123,703,135

CONSUMER STAPLES — 2.2%
Colgate-Palmolive	113,833	7,627,949
PepsiCo	125,672	14,452,280

		22,080,229

ENERGY — 4.7%
Chevron	97,214	12,275,212
EOG Resources	113,320	14,611,481
Kinder Morgan	507,919	9,030,800
Pioneer Natural Resources	62,435	11,817,072

		47,734,565

FINANCIALS — 14.1%
BlackRock, Cl A	25,571	12,856,076
Capital One Financial	119,544	11,275,390
Citigroup	303,641	21,828,752
Intercontinental Exchange	225,357	16,656,136
JPMorgan Chase	229,720	26,406,314
Prudential Financial	141,458	14,274,527
US Bancorp	297,738	15,783,091
Wells Fargo	401,818	23,020,153

		142,100,439

HEALTH CARE — 19.5%
Aetna	103,599	19,517,016
Allergan	70,649	13,005,774
Cigna	75,910	13,619,772
CVS Health	143,479	9,306,048
Danaher	208,320	21,369,466
Express Scripts Holding *	166,066	13,195,604
Johnson & Johnson	158,462	20,999,384
Medtronic	240,212	21,674,329
Merck	191,893	12,639,992

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE — continued
Stryker	60,157	$9,820,630
Thermo Fisher Scientific	63,847	14,974,037
UnitedHealth Group	105,267	26,655,710

		196,777,762

INDUSTRIALS — 8.7%
Boeing	43,570	15,523,991
Fortive	149,992	12,311,343
Honeywell International	141,329	22,563,175
Union Pacific	102,668	15,388,907
United Technologies	163,435	22,184,667

		87,972,083

INFORMATION TECHNOLOGY — 26.4%
Adobe Systems *	39,271	9,608,828
Alliance Data Systems	29,036	6,529,616
Alphabet, Cl A *	10,138	12,441,556
Alphabet, Cl C *	33,175	40,382,601
Apple	129,234	24,591,938
Automatic Data Processing	116,400	15,712,836
Cisco Systems	479,396	20,273,657
Fidelity National Information Services	145,853	15,041,820
Fiserv *	220,737	16,661,229
Microsoft	382,600	40,586,208
Oracle	383,081	18,265,302
QUALCOMM	261,034	16,729,669
Visa, Cl A	214,448	29,323,619

		266,148,879

MATERIALS — 3.2%
DowDuPont	254,778	17,521,083
Praxair	91,118	15,262,265

		32,783,348

REAL ESTATE — 2.5%
American Tower, Cl A †	171,456	25,416,637

TELECOMMUNICATION SERVICES — 1.0%
T-Mobile US *	166,387	9,983,220

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value
UTILITIES — 1.2%
NextEra Energy	74,434	$12,470,672

TOTAL COMMON STOCK (Cost $540,633,849)		967,170,969

CASH EQUIVALENT — 4.2%(A)
JPMorgan U.S. Government Money Market Fund, Cl I, 1.760% (Cost $42,010,086)	42,010,086	42,010,086

TOTAL INVESTMENTS — 100.0% (Cost $582,643,935)		$1,009,181,055

Percentages are based on Net Assets of $1,009,004,771.

(A)	The reporting rate is the 7-day effective yield as of July 31, 2018.
*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%‡	Shares	Value
CONSUMER DISCRETIONARY — 15.8%
AutoZone *	18,225	$12,858,284
BorgWarner	102,107	4,698,964
Bright Horizons Family Solutions *	40,073	4,287,410
Carter’s	65,770	6,894,669
Delphi Automotive *	83,656	8,204,144
Dollar Tree *	117,050	10,684,324
Hanesbrands	185,423	4,127,516
LKQ *	175,348	5,877,665
Marriott International, Cl A	67,241	8,596,090
Mohawk Industries *	28,300	5,330,588
O’Reilly Automotive *	21,169	6,477,714
Ross Stores	134,030	11,718,243
Tractor Supply	59,544	4,646,814
Ulta Beauty *	15,848	3,873,093

		98,275,518

CONSUMER STAPLES — 5.0%
Brown-Forman, Cl B	92,372	4,916,038
Church & Dwight	131,766	7,365,719
Monster Beverage *	224,138	13,452,763
Sprouts Farmers Market *	232,402	4,994,319

		30,728,839

ENERGY — 1.9%
Cimarex Energy	50,827	5,011,542
Concho Resources *	46,526	6,785,817

		11,797,359

FINANCIALS — 5.5%
Ameriprise Financial	55,016	8,014,181
Intercontinental Exchange	105,843	7,822,856
MSCI, Cl A	30,338	5,041,872
TD Ameritrade Holding	124,974	7,142,264
Western Alliance Bancorp *	102,673	5,823,613

		33,844,786

HEALTH CARE — 14.4%
Alexion Pharmaceuticals *	23,449	3,117,779
Alkermes *	79,694	3,494,582
Centene *	32,262	4,204,706
Cooper	19,697	5,131,068
Edwards Lifesciences *	55,695	7,933,753

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE — continued
Encompass Health	164,141	$12,413,984
Exact Sciences *	106,975	6,252,689
HCA Healthcare	57,959	7,200,247
Humana	24,904	7,824,339
Jazz Pharmaceuticals *	40,413	6,994,682
Ligand Pharmaceuticals *	20,489	4,473,363
PRA Health Sciences *	77,996	8,200,499
Teleflex	20,263	5,525,923
Universal Health Services, Cl B	54,110	6,606,831

		89,374,445

INDUSTRIALS — 13.7%
AMETEK	100,409	7,811,820
HD Supply Holdings *	160,632	7,064,595
Hexcel	93,957	6,483,972
Hubbell, Cl B	41,771	5,148,276
IHS Markit *	97,353	5,162,630
Kansas City Southern	53,318	6,199,284
KAR Auction Services	52,787	3,138,187
Masco	124,748	5,031,087
Parker-Hannifin	34,300	5,798,415
Pentair	68,826	3,073,081
Rexnord *	208,516	6,305,524
Roper Technologies	34,640	10,457,816
Stanley Black & Decker	34,753	5,194,531
TransUnion	115,578	8,367,847

		85,237,065

INFORMATION TECHNOLOGY — 33.2%
Alliance Data Systems	51,167	11,506,435
Amphenol, Cl A	82,410	7,706,159
ANSYS *	47,431	8,010,147
Autodesk *	67,015	8,607,407
Citrix Systems *	36,564	4,020,943
Cognizant Technology Solutions, Cl A	212,365	17,307,747
EPAM Systems *	102,787	13,383,895
Euronet Worldwide *	118,521	10,896,821
Fidelity National Information Services	103,126	10,635,384
Fiserv *	286,399	21,617,397
FleetCor Technologies *	33,281	7,221,977
Global Payments	94,410	10,627,734
Microchip Technology	134,936	12,607,070
PTC *	139,577	12,828,522

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY — continued
Red Hat *	55,355	$7,817,787
Skyworks Solutions	82,863	7,837,183
TE Connectivity	81,505	7,626,423
WEX *	41,432	7,864,622
Worldpay, Cl A *	173,990	14,300,238
Xilinx	46,752	3,369,417

		205,793,308

MATERIALS — 4.0%
Ashland Global Holdings	53,884	4,424,416
Berry Global Group *	143,086	6,989,751
Crown Holdings *	78,901	3,571,848
FMC	92,032	8,271,836
Valvoline	82,297	1,859,089

		25,116,940

REAL ESTATE — 3.9%
Equinix †	20,829	9,149,763
Jones Lang LaSalle	33,168	5,672,060
SBA Communications, Cl A * †	60,110	9,512,407

		24,334,230

TOTAL COMMON STOCK
(Cost $456,838,812)		604,502,490

CASH EQUIVALENT — 4.2%(A)
JPMorgan U.S. Government Money Market Fund, Cl I, 1.760%
(Cost $26,347,355)	26,347,355	26,347,355

TOTAL INVESTMENTS — 101.6%
(Cost $483,186,167)		$630,849,845

Percentages are based on Net Assets of $620,692,080.

(A)	The reporting rate is the 7-day effective yield as of July 31, 2018.
*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2018 (Unaudited)

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-0900

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 67.3%	Shares	Value
CONSUMER DISCRETIONARY — 5.7%
Comcast, Cl A (A)	107,650	$3,851,717
Expedia Group (A)	6,700	896,728
Home Depot	19,692	3,889,564
Tupperware Brands (A)	77,100	2,830,341
VF	65,000	5,984,550
Walt Disney (A)	15,350	1,743,146

		19,196,046

CONSUMER STAPLES — 3.8%
Kellogg	59,550	4,229,837
PepsiCo	44,225	5,085,875
Walgreens Boots Alliance (A)	51,250	3,465,525

		12,781,237

ENERGY — 6.0%
Chevron	57,950	7,317,346
Kinder Morgan	236,075	4,197,414
Linn Energy *	4,049	168,438
Occidental Petroleum	61,550	5,165,892
Williams	117,525	3,496,369

		20,345,459

FINANCIALS — 13.0%
Ares Capital	284,350	4,791,298
Golub Capital	203,825	3,842,101
Hannon Armstrong Sustainable Infrastructure Capital †	189,635	3,714,950
Hercules Capital	273,000	3,688,230
JPMorgan Chase	82,825	9,520,734
Navient (A)	256,225	3,384,732
Prudential Financial	55,450	5,595,459
US Bancorp	100,550	5,330,155
Wells Fargo	72,100	4,130,609

		43,998,268

HEALTH CARE — 7.2%
Allergan	8,804	1,620,728
Johnson & Johnson	49,675	6,582,931
Merck	98,275	6,473,374
Novartis ADR	47,800	4,010,420

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE — continued
Pfizer	137,350	$5,484,386

		24,171,839

INDUSTRIALS — 7.0%
Boeing (A)	20,425	7,277,427
Lockheed Martin	13,775	4,492,028
Union Pacific	41,975	6,291,633
United Parcel Service, Cl B	47,870	5,739,134

		23,800,222

INFORMATION TECHNOLOGY — 14.9%
Alphabet, Cl A *(A)	5,500	6,749,710
Apple	42,245	8,038,801
Automatic Data Processing	42,400	5,723,576
Broadcom	13,600	3,016,072
Cisco Systems (A)	85,900	3,632,711
Facebook, Cl A *(A)	18,900	3,261,762
Microchip Technology	62,675	5,855,726
Microsoft	67,625	7,173,660
QUALCOMM (A)	74,925	4,801,943
Visa, Cl A	16,425	2,245,954

		50,499,915

MATERIALS — 2.2%
DowDuPont	36,500	2,510,105
Praxair	29,025	4,861,687

		7,371,792

REAL ESTATE — 2.8%
Crown Castle International †	40,585	4,498,036
Weyerhaeuser †	144,425	4,936,446

		9,434,482

TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications (A)	30,300	1,564,692

UTILITIES — 4.2%
American Water Works	39,800	3,512,350
NextEra Energy	24,500	4,104,730
NRG Yield, Cl A	56,750	1,048,740
NRG Yield, Cl C	205,100	3,814,860

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value
UTILITIES — continued
Xcel Energy	38,250	$1,792,395

		14,273,075

TOTAL COMMON STOCK
(Cost $187,542,241)		227,437,027

CORPORATE OBLIGATIONS — 23.2%	Face Amount
CONSUMER DISCRETIONARY — 5.2%
Amazon.com
3.150%, 08/22/27(B)	$3,300,000	3,180,251
Discovery Communications
3.800%, 03/13/24	2,000,000	1,966,566
Ford Motor Credit
3.336%, 03/18/21	2,855,000	2,824,337
General Motors Financial
3.613%, VAR ICE LIBOR USD 3 Month+1.270%, 10/04/19	2,000,000	2,020,884
Goodyear Tire & Rubber
5.125%, 11/15/23	1,200,000	1,182,000
Sirius XM Radio
6.000%, 07/15/24(B)	750,000	775,312
Speedway Motorsports
5.125%, 02/01/23	1,835,000	1,802,888
Tenneco
5.375%, 12/15/24	630,000	591,412
Time Warner
3.600%, 07/15/25	3,500,000	3,368,136

		17,711,786

ENERGY — 2.2%
Chesapeake Energy
8.000%, 12/15/22(B)	390,000	411,450
DCP Midstream Operating
6.750%, 09/15/37(B)	1,500,000	1,612,500
Genesis Energy
6.000%, 05/15/23	1,700,000	1,674,500
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,730,778
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,348,070
5.625%, 03/01/25	750,000	804,018

		7,581,316

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS — 5.3%
Ally Financial
3.750%, 11/18/19	$3,500,000	$3,500,000
Ares Capital
3.875%, 01/15/20	2,500,000	2,504,711
Bank of America MTN
3.950%, 04/21/25	3,250,000	3,189,697
Goldman Sachs Group MTN
4.089%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	3,000,000	3,088,140
Morgan Stanley
2.487%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/22	3,000,000	3,048,129
Navient MTN
4.875%, 06/17/19	500,000	504,375
Wells Fargo MTN
4.100%, 06/03/26	2,000,000	1,978,023

		17,813,075

HEALTH CARE — 1.7%
Fresenius US Finance II
4.500%, 01/15/23(B)	2,000,000	2,025,152
HCA
6.500%, 02/15/20	1,150,000	1,196,920
5.000%, 03/15/24	1,250,000	1,268,750
Universal Health Services
4.750%, 08/01/22(B)	500,000	503,750
3.750%, 08/01/19(B)	750,000	750,000

		5,744,572

INDUSTRIALS — 0.8%
Masco
4.450%, 04/01/25	2,750,000	2,768,128

INFORMATION TECHNOLOGY — 3.2%
CommScope Technologies
6.000%, 06/15/25(B)	2,000,000	2,060,000
NXP BV
4.625%, 06/01/23(B)	1,000,000	1,011,250
4.625%, 06/15/22(B)	1,000,000	1,012,500
salesforce.com
3.700%, 04/11/28	3,000,000	3,010,709
Sanmina
4.375%, 06/01/19(B)	1,750,000	1,752,187

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Visa
3.150%, 12/14/25	$2,000,000	$1,945,048

		10,791,694

MATERIALS — 0.6%
NOVA Chemicals
5.000%, 05/01/25(B)	2,000,000	1,905,000

REAL ESTATE — 0.9%
Boston Properties
2.750%, 10/01/26	1,000,000	904,369
Sabra Health Care
5.500%, 02/01/21	2,000,000	2,027,500

		2,931,869

TELECOMMUNICATION SERVICES — 2.4%
Level 3 Financing
5.250%, 03/15/26	2,000,000	1,925,000
Sprint Capital
6.900%, 05/01/19	1,000,000	1,020,500
Sprint Spectrum
3.360%, 09/20/21(B)	2,843,750	2,829,531
Verizon Communications
3.500%, 11/01/24	2,250,000	2,204,634

		7,979,665

UTILITIES — 0.9%
AES
6.000%, 05/15/26	3,000,000	3,135,000

TOTAL CORPORATE OBLIGATIONS
(Cost $78,736,923)		78,362,105

EXCHANGE TRADED FUNDS — 3.6%	Shares
Invesco Senior Loan ETF	324,400	7,467,688
Nuveen AMT-Free Municipal Credit Income Fund	327,600	4,818,996

TOTAL EXCHANGE TRADED FUNDS
(Cost $12,713,497)		12,286,684

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATION — 1.9%	Face Amount	Value
U.S. Treasury Bond
2.500%, 02/15/45
(Cost $6,594,740)	$7,000,000	$6,261,172

PREFERRED STOCK — 1.3%	Shares
FINANCIALS — 0.6%
Wells Fargo, 7.500% *	1,700	2,157,300

REAL ESTATE — 0.7%
Crown Castle International, 6.875% * †	1,000	1,067,020
Public Storage, 4.900% †	50,000	1,215,000

		2,282,020

TOTAL PREFERRED STOCK
(Cost $4,212,538)		4,439,320

CASH EQUIVALENT — 2.5%(A)(C)
JPMorgan U.S. Government Money Market Fund, Cl I, 1.760%
(Cost $8,541,152)	8,541,153	8,541,153

TOTAL INVESTMENTS — 99.8%
(Cost $298,341,092)		$337,327,461

WRITTEN EQUITY OPTIONS — (0.1)%(D)*	Contracts	Value
TOTAL WRITTEN OPTIONS — (0.1)%
(Premiums Received $131,363)	(1,229)	$(347,878)

Percentages are based on Net Assets of $338,145,243.

*	Non-income producing security.
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2018 was $19,828,884 which represents 5.9% of Net Assets

(C)	The reporting rate is the 7-day effective yield as of July 31, 2018.
(D)	Refer to table below for details on Options Contracts.
†	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2018 (Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2018, is as follows:

Description		Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
Expedia Group*	(67)	$(896,728)	$130	08/18/18	$(36,046)
Facebook*	(189)	(3,261,762)	185	09/22/18	(50,274)
Tupperware Brands*	(385)	(1,413,335)	35	08/18/18	(96,250)
Walgreens Boots Alliance*	(512)	(3,462,144)	65	08/18/18	(161,280)
Walt Disney*	(76)	(863,056)	120	08/18/18	(4,028)

Total Written Options					(347,878)

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ETF — Exchange Traded Fund

MTN — Medium Term Note

The following is a list of the inputs used as of July 31, 2018 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$227,437,027	$—	$—	$227,437,027
Corporate Obligations	—	78,362,105	—	78,362,105
Exchange Traded Funds	12,286,684	—	—	12,286,684
U.S. Treasury Obligation	—	6,261,172	—	6,261,172
Preferred Stock	4,439,320	—	—	4,439,320
Cash Equivalent	8,541,153	—	—	8,541,153

Total Investments in Securities	$252,704,184	$84,623,277	$—	$337,327,461

Liabilities
Written Options	$(347,878)	$—	$—	$(347,878)

Total Liabilities	$(347,878)	$—	$—	$(347,878)

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018